EQUITY - Schedule Using Black-Scholes Module (Details) - Equity-Settled Share-Based Payment Arrangement	12 Months Ended
	Dec. 31, 2023 yr $ / shares	Dec. 31, 2022 yr $ / shares
Management Share Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price, share options granted | $ / shares	$ 36.37	$ 46.62
Average term to exercise | yr	7.5	7.5
Expected volatility, share options granted	28.70%	24.80%
Liquidity Discount	25.00%	25.00%
Expected dividend as percentage, share options granted	1.00%	1.40%
Risk free interest rate, share options granted	4.00%	1.90%
Escrowed Stock Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price, share options granted | $ / shares	$ 36.37	$ 36.25
Average term to exercise | yr	7.5	7.2
Expected volatility, share options granted	28.70%	26.70%
Liquidity Discount	25.00%	25.00%
Expected dividend as percentage, share options granted	1.00%	1.00%
Risk free interest rate, share options granted	4.00%	3.70%